Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000152643
Shareholder Report [Line Items]
Fund Name	HCM Sector Plus Fund
Class Name	Class A1 Shares
Trading Symbol	HCMWX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-969-8464
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1 Shares	$181	1.76%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.76%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,722,057,725
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 20,516,628
InvestmentCompanyPortfolioTurnover	226.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,722,057,725 Number of Portfolio Holdings60 Advisory Fee $20,516,628 Portfolio Turnover226%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	10.9%
Exchange-Traded Funds	88.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Health Care	0.7%
Materials	0.8%
Technology	0.8%
Energy	0.8%
Consumer Staples	1.0%
Utilities	1.2%
Industrials	1.2%
Consumer Discretionary	1.3%
Financials	1.5%
Communications	1.5%
Equity	88.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	16.5%
ProShares Ultra S&P500	16.3%
Vanguard Dividend Appreciation ETF	14.6%
SPDR S&P 500 ETF Trust ETF	9.6%
Vanguard High Dividend Yield ETF	8.8%
Direxion Daily S&P 500 Bull 3X	8.4%
iShares Select Dividend ETF	7.8%
ProShares UltraPro S&P 500	6.3%
Ralph Lauren Corporation	0.4%
Synchrony Financial	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464.

The Board of Trustees approved renaming the Fund from "HCM Dividend Sector Plus Fund" to its current name effective July 21, 2025.

C000152642
Shareholder Report [Line Items]
Fund Name	HCM Sector Plus Fund
Class Name	Class A Shares
Trading Symbol	HCMNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-969-8464
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$166	1.61%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.61%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,722,057,725
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 20,516,628
InvestmentCompanyPortfolioTurnover	226.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,722,057,725 Number of Portfolio Holdings60 Advisory Fee $20,516,628 Portfolio Turnover226%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	10.9%
Exchange-Traded Funds	88.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Health Care	0.7%
Materials	0.8%
Technology	0.8%
Energy	0.8%
Consumer Staples	1.0%
Utilities	1.2%
Industrials	1.2%
Consumer Discretionary	1.3%
Financials	1.5%
Communications	1.5%
Equity	88.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	16.5%
ProShares Ultra S&P500	16.3%
Vanguard Dividend Appreciation ETF	14.6%
SPDR S&P 500 ETF Trust ETF	9.6%
Vanguard High Dividend Yield ETF	8.8%
Direxion Daily S&P 500 Bull 3X	8.4%
iShares Select Dividend ETF	7.8%
ProShares UltraPro S&P 500	6.3%
Ralph Lauren Corporation	0.4%
Synchrony Financial	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464.

The Board of Trustees approved renaming the Fund from "HCM Dividend Sector Plus Fund" to its current name effective July 21, 2025.

C000152645
Shareholder Report [Line Items]
Fund Name	HCM Sector Plus Fund
Class Name	Class I Shares
Trading Symbol	HCMQX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-969-8464
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$140	1.36%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.36%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,722,057,725
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 20,516,628
InvestmentCompanyPortfolioTurnover	226.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,722,057,725 Number of Portfolio Holdings60 Advisory Fee $20,516,628 Portfolio Turnover226%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	10.9%
Exchange-Traded Funds	88.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Health Care	0.7%
Materials	0.8%
Technology	0.8%
Energy	0.8%
Consumer Staples	1.0%
Utilities	1.2%
Industrials	1.2%
Consumer Discretionary	1.3%
Financials	1.5%
Communications	1.5%
Equity	88.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	16.5%
ProShares Ultra S&P500	16.3%
Vanguard Dividend Appreciation ETF	14.6%
SPDR S&P 500 ETF Trust ETF	9.6%
Vanguard High Dividend Yield ETF	8.8%
Direxion Daily S&P 500 Bull 3X	8.4%
iShares Select Dividend ETF	7.8%
ProShares UltraPro S&P 500	6.3%
Ralph Lauren Corporation	0.4%
Synchrony Financial	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464.

The Board of Trustees approved renaming the Fund from "HCM Dividend Sector Plus Fund" to its current name effective July 21, 2025.

C000152646
Shareholder Report [Line Items]
Fund Name	HCM Sector Plus Fund
Class Name	Class R Shares
Trading Symbol	HCMZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-969-8464
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$150	1.46%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.46%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,722,057,725
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 20,516,628
InvestmentCompanyPortfolioTurnover	226.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,722,057,725 Number of Portfolio Holdings60 Advisory Fee $20,516,628 Portfolio Turnover226%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	10.9%
Exchange-Traded Funds	88.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Health Care	0.7%
Materials	0.8%
Technology	0.8%
Energy	0.8%
Consumer Staples	1.0%
Utilities	1.2%
Industrials	1.2%
Consumer Discretionary	1.3%
Financials	1.5%
Communications	1.5%
Equity	88.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	16.5%
ProShares Ultra S&P500	16.3%
Vanguard Dividend Appreciation ETF	14.6%
SPDR S&P 500 ETF Trust ETF	9.6%
Vanguard High Dividend Yield ETF	8.8%
Direxion Daily S&P 500 Bull 3X	8.4%
iShares Select Dividend ETF	7.8%
ProShares UltraPro S&P 500	6.3%
Ralph Lauren Corporation	0.4%
Synchrony Financial	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464.

The Board of Trustees approved renaming the Fund from "HCM Dividend Sector Plus Fund" to its current name effective July 21, 2025.

C000152644
Shareholder Report [Line Items]
Fund Name	HCM Sector Plus Fund
Class Name	Investor Class Shares
Trading Symbol	HCMPX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-969-8464
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$242	2.36%

Expenses Paid, Amount	$ 242
Expense Ratio, Percent	2.36%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,722,057,725
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 20,516,628
InvestmentCompanyPortfolioTurnover	226.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,722,057,725 Number of Portfolio Holdings60 Advisory Fee $20,516,628 Portfolio Turnover226%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	10.9%
Exchange-Traded Funds	88.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Health Care	0.7%
Materials	0.8%
Technology	0.8%
Energy	0.8%
Consumer Staples	1.0%
Utilities	1.2%
Industrials	1.2%
Consumer Discretionary	1.3%
Financials	1.5%
Communications	1.5%
Equity	88.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	16.5%
ProShares Ultra S&P500	16.3%
Vanguard Dividend Appreciation ETF	14.6%
SPDR S&P 500 ETF Trust ETF	9.6%
Vanguard High Dividend Yield ETF	8.8%
Direxion Daily S&P 500 Bull 3X	8.4%
iShares Select Dividend ETF	7.8%
ProShares UltraPro S&P 500	6.3%
Ralph Lauren Corporation	0.4%
Synchrony Financial	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464.

The Board of Trustees approved renaming the Fund from "HCM Dividend Sector Plus Fund" to its current name effective July 21, 2025.

C000236511
Shareholder Report [Line Items]
Fund Name	HCM Dynamic Income Fund
Class Name	Class A Shares
Trading Symbol	HCMBX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-969-8464
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$191	1.86%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.86%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jun. 30, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 121,589,736
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,597,069
InvestmentCompanyPortfolioTurnover	201.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$121,589,736 Number of Portfolio Holdings5 Advisory Fee $1,597,069 Portfolio Turnover201%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Fixed Income	99.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Bloomberg Convertible Securities ETF	23.8%
iShares Convertible Bond ETF	23.8%
iShares iBoxx $ High Yield Corporate Bond ETF	21.9%
SPDR Bloomberg High Yield Bond ETF	19.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	10.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000236512
Shareholder Report [Line Items]
Fund Name	HCM Dynamic Income Fund
Class Name	Class I Shares
Trading Symbol	HCMUX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-969-8464
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$166	1.61%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.61%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jun. 30, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 121,589,736
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,597,069
InvestmentCompanyPortfolioTurnover	201.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$121,589,736 Number of Portfolio Holdings5 Advisory Fee $1,597,069 Portfolio Turnover201%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Fixed Income	99.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Bloomberg Convertible Securities ETF	23.8%
iShares Convertible Bond ETF	23.8%
iShares iBoxx $ High Yield Corporate Bond ETF	21.9%
SPDR Bloomberg High Yield Bond ETF	19.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	10.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000236510
Shareholder Report [Line Items]
Fund Name	HCM Dynamic Income Fund
Class Name	Investor Class Shares
Trading Symbol	HCMFX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-855-969-8464
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$267	2.61%

Expenses Paid, Amount	$ 267
Expense Ratio, Percent	2.61%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jun. 30, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 121,589,736
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,597,069
InvestmentCompanyPortfolioTurnover	201.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$121,589,736 Number of Portfolio Holdings5 Advisory Fee $1,597,069 Portfolio Turnover201%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Fixed Income	99.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Bloomberg Convertible Securities ETF	23.8%
iShares Convertible Bond ETF	23.8%
iShares iBoxx $ High Yield Corporate Bond ETF	21.9%
SPDR Bloomberg High Yield Bond ETF	19.9%
iShares J.P. Morgan USD Emerging Markets Bond ETF	10.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.
C000174412
Shareholder Report [Line Items]
Fund Name	HCM Multi-Asset Plus Fund
Class Name	Class A Shares
Trading Symbol	HCMEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$138	1.33%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.33%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Nov. 09, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 748,674,160
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 6,936,818
InvestmentCompanyPortfolioTurnover	187.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$748,674,160 Number of Portfolio Holdings7 Advisory Fee $6,936,818 Portfolio Turnover187%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Fixed Income	29.9%
Equity	69.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	20.3%
Vanguard Mega Cap Growth ETF	16.3%
Invesco QQQ Trust Series 1 ETF	16.3%
iShares Core U.S. Aggregate Bond ETF	15.0%
SPDR Bloomberg 1-3 Month T-Bill ETF	14.8%
ProShares Ultra S&P500	10.3%
Direxion Daily S&P 500 Bull 3X	6.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464.

The Board of Trustees approved renaming the Fund from "HCM Income Plus Fund" to its current name effective July 21, 2025.

C000213465
Shareholder Report [Line Items]
Fund Name	HCM Multi-Asset Plus Fund
Class Name	Class I Shares
Trading Symbol	HCMLX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$112	1.08%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.08%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 11, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 748,674,160
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 6,936,818
InvestmentCompanyPortfolioTurnover	187.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$748,674,160 Number of Portfolio Holdings7 Advisory Fee $6,936,818 Portfolio Turnover187%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Fixed Income	29.9%
Equity	69.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	20.3%
Vanguard Mega Cap Growth ETF	16.3%
Invesco QQQ Trust Series 1 ETF	16.3%
iShares Core U.S. Aggregate Bond ETF	15.0%
SPDR Bloomberg 1-3 Month T-Bill ETF	14.8%
ProShares Ultra S&P500	10.3%
Direxion Daily S&P 500 Bull 3X	6.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464.

The Board of Trustees approved renaming the Fund from "HCM Income Plus Fund" to its current name effective July 21, 2025.

C000174413
Shareholder Report [Line Items]
Fund Name	HCM Multi-Asset Plus Fund
Class Name	Investor Class Shares
Trading Symbol	HCMKX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-969-8464
Additional Information Website	www.howardcmfunds.com/resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$215	2.08%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	2.08%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Nov. 09, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 748,674,160
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 6,936,818
InvestmentCompanyPortfolioTurnover	187.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$748,674,160 Number of Portfolio Holdings7 Advisory Fee $6,936,818 Portfolio Turnover187%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Fixed Income	29.9%
Equity	69.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares Ultra QQQ	20.3%
Vanguard Mega Cap Growth ETF	16.3%
Invesco QQQ Trust Series 1 ETF	16.3%
iShares Core U.S. Aggregate Bond ETF	15.0%
SPDR Bloomberg 1-3 Month T-Bill ETF	14.8%
ProShares Ultra S&P500	10.3%
Direxion Daily S&P 500 Bull 3X	6.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464.

The Board of Trustees approved renaming the Fund from "HCM Income Plus Fund" to its current name effective July 21, 2025.

C000143207
Shareholder Report [Line Items]
Fund Name	HCM Tactical Plus Fund
Class Name	Class A Shares
Trading Symbol	HCMGX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-969-8464
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$169	1.61%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.61%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,784,510,923
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 20,695,962
InvestmentCompanyPortfolioTurnover	264.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,784,510,923 Number of Portfolio Holdings25 Advisory Fee $20,695,962 Portfolio Turnover264%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.6%
Exchange-Traded Funds	97.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Energy	0.1%
Materials	0.1%
Health Care	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Communications	0.6%
Technology	1.4%
Equity	97.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	19.7%
Vanguard Mega Cap Growth ETF	19.2%
ProShares Ultra S&P500	18.1%
ProShares Ultra QQQ	17.8%
ProShares UltraPro QQQ	15.8%
Vanguard Growth ETF	6.7%
NVIDIA Corporation	0.8%
Meta Platforms, Inc., Class A	0.5%
Advanced Micro Devices, Inc.	0.2%
Microsoft Corporation	0.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464.

The Board of Trustees approved renaming the Fund from "HCM Tactical Growth Fund" to its current name effective July 21, 2025.

C000143208
Shareholder Report [Line Items]
Fund Name	HCM Tactical Plus Fund
Class Name	Investor Class Shares
Trading Symbol	HCMDX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-969-8464
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class Shares	$247	2.36%

Expenses Paid, Amount	$ 247
Expense Ratio, Percent	2.36%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,784,510,923
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 20,695,962
InvestmentCompanyPortfolioTurnover	264.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,784,510,923 Number of Portfolio Holdings25 Advisory Fee $20,695,962 Portfolio Turnover264%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.6%
Exchange-Traded Funds	97.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Energy	0.1%
Materials	0.1%
Health Care	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Communications	0.6%
Technology	1.4%
Equity	97.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	19.7%
Vanguard Mega Cap Growth ETF	19.2%
ProShares Ultra S&P500	18.1%
ProShares Ultra QQQ	17.8%
ProShares UltraPro QQQ	15.8%
Vanguard Growth ETF	6.7%
NVIDIA Corporation	0.8%
Meta Platforms, Inc., Class A	0.5%
Advanced Micro Devices, Inc.	0.2%
Microsoft Corporation	0.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464.

The Board of Trustees approved renaming the Fund from "HCM Tactical Growth Fund" to its current name effective July 21, 2025.

C000143209
Shareholder Report [Line Items]
Fund Name	HCM Tactical Plus Fund
Class Name	Class I Shares:
Trading Symbol	HCMIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-969-8464
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$143	1.36%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.36%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,784,510,923
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 20,695,962
InvestmentCompanyPortfolioTurnover	264.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,784,510,923 Number of Portfolio Holdings25 Advisory Fee $20,695,962 Portfolio Turnover264%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.6%
Exchange-Traded Funds	97.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Energy	0.1%
Materials	0.1%
Health Care	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Communications	0.6%
Technology	1.4%
Equity	97.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	19.7%
Vanguard Mega Cap Growth ETF	19.2%
ProShares Ultra S&P500	18.1%
ProShares Ultra QQQ	17.8%
ProShares UltraPro QQQ	15.8%
Vanguard Growth ETF	6.7%
NVIDIA Corporation	0.8%
Meta Platforms, Inc., Class A	0.5%
Advanced Micro Devices, Inc.	0.2%
Microsoft Corporation	0.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464.

The Board of Trustees approved renaming the Fund from "HCM Tactical Growth Fund" to its current name effective July 21, 2025.

C000143210
Shareholder Report [Line Items]
Fund Name	HCM Tactical Plus Fund
Class Name	Class R Shares:
Trading Symbol	HCMSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-969-8464
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$153	1.46%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.46%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,784,510,923
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 20,695,962
InvestmentCompanyPortfolioTurnover	264.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,784,510,923 Number of Portfolio Holdings25 Advisory Fee $20,695,962 Portfolio Turnover264%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	2.6%
Exchange-Traded Funds	97.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Energy	0.1%
Materials	0.1%
Health Care	0.1%
Real Estate	0.1%
Consumer Discretionary	0.2%
Communications	0.6%
Technology	1.4%
Equity	97.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1 ETF	19.7%
Vanguard Mega Cap Growth ETF	19.2%
ProShares Ultra S&P500	18.1%
ProShares Ultra QQQ	17.8%
ProShares UltraPro QQQ	15.8%
Vanguard Growth ETF	6.7%
NVIDIA Corporation	0.8%
Meta Platforms, Inc., Class A	0.5%
Advanced Micro Devices, Inc.	0.2%
Microsoft Corporation	0.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 1, 2025 at www.howardcmfunds.com/resources/ or upon request at 1-855-969-8464.

The Board of Trustees approved renaming the Fund from "HCM Tactical Growth Fund" to its current name effective July 21, 2025.